INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Revenues	$ 165,698	$ 50,463	$ 49,202
Restricted deposits	149	154
Michigan Joint Operation [Member]
Disclosure of joint ventures [line items]
Revenues	40,606	42,491	49,779
Company share of Joint Venture net assets (liabilities)	489	667
Outstanding amount	1,300	1,300
Michigan Joint Operation [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	1,400	1,400
Michigan Joint Operation [Member] | Royalty Revenues [Member]
Disclosure of joint ventures [line items]
Revenues	1,500	1,600	1,900
Neopollard Interactive Llc [Member]
Disclosure of joint ventures [line items]
Revenues	84,533	64,032	18,032
Restricted deposits	4,100	3,800
Company share of Joint Venture net assets (liabilities)	(539)	(830)
Outstanding amount	3,100	2,400
Neopollard Interactive Llc [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	$ 5,700	$ 7,600	$ 4,400